May 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:        Transamerica Occidental's Separate Account Fund B
                     Post-Effective Amendment No. 49
                     File Nos. 2-34221 and 811-1902

Commissioners:

On behalf of Transamerica Occidental’s Separate Account Fund B (“Separate Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-3 registration statement for the Separate Account (the “Registration Statement”), which was filed electronically with the Securities and Exchange Commission on April 24, 2001.

Sincerely,

Regina M. Fink
Assistant General Counsel